SUPPLEMENTAL DISCLOSURES ON NON-CASH FINANCING ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2012
Supplemental Disclosures of Non-Cash Investing and Financing Activities [Abstract]
Components of Non-Cash Financing Activities

	Years ended December 31,
	2012	2011
Reduction of note payable through offset ofreceivable from a related party	$—	$379